Note 21 - Subsequent Events (Details Textual) - USD ($) $ in Millions		12 Months Ended
	Mar. 13, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)		689,406
Share-Based Payment Arrangement, Employee [Member] | Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)	1,125,374
Share-Based Payment Arrangement, Employee [Member] | Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted (in shares)	6,349,464
Share-Based Payment Arrangement, Employee [Member] | Subsequent Event [Member] | RSU and Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Including Options, Grants in Period, Fair Value	$ 29.6